REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - USD ($)	3 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 07, 2020	Dec. 31, 2019
Reclassification [Line Items]
Additional paid-in capital		$ 16,446,000	$ 14,954,000		$ 13,196,000
Accumulated deficit		(148,861,000)	(122,776,000)		$ (114,020,000)
JAWS Spitfire Acquisition Corporation
Reclassification [Line Items]
Additional paid-in capital		2,660,273	6,766,010	$ 6,587,441
Accumulated deficit		$ 2,338,422	$ (1,767,451)	$ (1,588,878)
JAWS Spitfire Acquisition Corporation | Correction of negative balance in additional-paid-in capital
Reclassification [Line Items]
Increase to additional-paid-in capital	$ 9,317,719
Additional paid-in capital	0
Decrease to retained earning	9,317,719
Accumulated deficit	$ 4,788,716